Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 78	£ 67
Future finance charges	(12)	(3)
Total finance lease obligations	66	64
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	25	25
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	29	23
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	9	12
Between Three and Four Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	3	£ 7
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	2
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 10